UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Beacon Hill Fund Services, Inc. 325 John H. McConnell Blvd. Columbus, OH 43215

                              (Address of principal executive offices)                               (Zip code)

Beacon Hill Fund Services, Inc. 325 John H. McConnell Blvd. Columbus, OH 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	90.3%
1 Yr. Constant Maturity Treasury Based ARMS	19.0%
Fannie Mae Grantor Trust
3.67%		5/25/42	$5,720,152	$6,063,361
2.86%		8/25/43	7,037,733	7,382,371
Fannie Mae Whole Loan
3.12%		8/25/42	6,336,774	6,833,945
3.75%		8/25/42	2,726,174	2,904,493
2.68%		4/25/45	10,230,240	10,807,112
				33,991,282
12 Mo. London Interbank Offering Rate (LIBOR)	54.6%
Fannie Mae
2.32%		9/1/36	8,549,902	9,069,795
2.43%		6/1/37	13,474,688	14,427,577
2.34%		8/1/37	20,430,479	21,711,757
2.12%		9/1/37	5,655,318	5,993,766
2.30%		7/1/38	7,328,436	7,857,366
2.19%		9/1/38	17,338,517	18,432,248
2.45%		5/1/39	9,098,727	9,722,690
Freddie Mac
2.30%		5/1/39	9,772,694	10,442,143
				97,657,342
6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.38%		6/1/21	294,822	296,690
1.85%		12/1/24	797,246	820,350
Freddie Mac
2.19%		1/1/26	344,111	355,639
				1,472,679
6 Mo. London Interbank Offering Rate (LIBOR)	2.2%
Fannie Mae
1.61%		3/1/28	1,546,410	1,584,744
2.13%		6/1/28	254,311	266,887
1.51%		9/1/33	362,664	372,230

See notes to Schedule of Investments.

1

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
1.60%		11/1/33	$481,196	$494,074
1.62%		11/1/33	1,128,389	1,159,738
				3,877,673
Cost of Funds Index Based ARMS	10.9%
Fannie Mae
2.78%		2/1/28	5,837,044	6,106,433
1.94%		8/1/33	4,121,898	4,268,743
2.96%		11/1/36	4,494,303	4,819,738
1.93%		6/1/38	4,176,946	4,323,650
				19,518,564
SBA Pool Floaters	2.8%
Small Business Administration Pool
3.37%		10/25/38	4,510,308	5,085,896
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $158,131,368)				161,603,436
FIXED RATE MORTGAGE-RELATED SECURITIES	5.3%
15 Yr. Securities	0.1%
Fannie Mae
7.50%		11/1/15	210	211
6.50%		1/1/16	1,061	1,073
6.00%		6/1/16	13,198	13,407
6.00%		7/1/17	20,582	21,410
6.00%		7/1/17	30,159	31,227
Freddie Mac
6.00%		6/1/17	49,553	51,431
				118,759
30 Yr. Securities	3.8%
Fannie Mae
5.00%		6/1/41	989,138	1,107,487
5.00%		6/1/41	1,244,633	1,393,551
5.00%		6/1/41	3,889,868	4,355,284
				6,856,322
Collateralized Mortgage Obligations	1.4%
Fannie Mae
5.00%		2/25/18	796,757	827,441

See notes to Schedule of Investments.

2

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
4.00%		10/25/23	$154,473	$155,380
5.00%		3/25/24	1,409,862	1,499,664
4.00%		10/25/32	37,892	38,110
				2,520,595
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $9,413,927)				9,495,676
U.S. GOVERNMENT OBLIGATIONS	2.3%
United States Treasury Note
0.63%		5/31/17	4,050,000	4,048,149
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $4,043,115)				4,048,149

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES*	2.0%
Northern Institutional Treasury Portfolio, 0.01%			3,639,881	$3,639,881
TOTAL INVESTMENT COMPANIES
(Cost $3,639,881)				3,639,881
TOTAL INVESTMENTS
(Cost $175,228,291)	99.9%			178,787,142
NET OTHER ASSETS (LIABILITIES)	0.1%			180,560
NET ASSETS	100.0%			$178,967,702

*	The rates presented are the rates in effect at July 31, 2015.

See notes to Schedule of Investments.

3

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	64.1%
1 Mo. London Interbank Offering Rate (LIBOR)	1.3%
Fannie Mae Grantor Trust
0.50%		4/25/35	$172,690	$172,160
1 Yr. Constant Maturity Treasury Based ARMS	26.1%
Fannie Mae
2.62%		5/1/31	377,620	399,896
2.43%		1/1/35	251,091	267,752
Fannie Mae Grantor Trust
3.67%		5/25/42	638,124	676,412
2.86%		8/25/43	1,374,343	1,441,645
Freddie Mac
2.40%		3/1/27	172,712	180,452
2.50%		8/1/31	630,313	659,938
				3,626,095
12 Mo. London Interbank Offering Rate (LIBOR)	36.7%
Fannie Mae
2.32%		9/1/36	397,670	421,851
2.12%		9/1/37	810,951	859,483
2.19%		9/1/38	1,242,726	1,321,118
2.45%		5/1/39	326,375	348,757
Freddie Mac
2.30%		5/1/39	2,007,594	2,145,118
				5,096,327
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES
(Cost $8,738,830)				8,894,582
FIXED RATE MORTGAGE-RELATED SECURITIES	31.1%
10 Yr. Securities	6.3%
Freddie Mac
2.50%		4/1/24	842,677	867,365

See notes to Schedule of Investments.

4

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
30 Yr. Securities	24.8%
Fannie Mae
5.00%		6/1/41	$1,973,660	$2,209,805
Government National Mortgage Association
3.50%		9/15/42	1,175,508	1,233,182
				3,442,987
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
(Cost $4,361,734)				4,310,352

U.S. GOVERNMENT OBLIGATIONS	1.4%
United States Treasury Note
0.63%		5/31/17	200,000	199,909
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $199,660)				199,909

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES*	2.9%
Northern Institutional Treasury Portfolio, 0.01%			408,823	$408,823
TOTAL INVESTMENT COMPANIES
(Cost $408,823)				408,823
TOTAL INVESTMENTS
(Cost $13,709,047)	99.5%			13,813,666
NET OTHER ASSETS (LIABILITIES)	0.5%			66,361
NET ASSETS	100.0%			$13,880,027

*	The rates presented are the rates in effect at July 31, 2015.

See notes to Schedule of Investments.

5

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	96.1%
Aerospace & Defense	3.2%
United Technologies Corp.		15,000	$1,504,650
Air Freight & Logistics	3.7%
United Parcel Service, Inc.		17,000	1,740,120
Banks	4.9%
Wells Fargo & Co.		40,000	2,314,800
Beverages	9.1%
Coca-Cola Co.		52,500	2,156,700
PepsiCo, Inc.		22,000	2,119,700
			4,276,400
Capital Markets	3.2%
BlackRock, Inc.		4,500	1,513,440
Chemicals	2.4%
Praxair, Inc.		10,000	1,141,400
Diversified Financial Services	8.0%
American Express Co.		18,600	1,414,716
Berkshire Hathaway, Inc.(a)		11	2,354,000
			3,768,716
Electrical Equipment	3.2%
Emerson Electric Co.		29,000	1,500,750
Energy Equipment & Services	2.3%
Schlumberger Ltd.		12,900	1,068,378
Food & Staples Retailing	4.0%
Wal-Mart Stores, Inc.		26,000	1,871,480
Food Products	3.4%
General Mills, Inc.		28,000	1,629,880
Health Care Equipment & Supplies	5.7%
Abbott Laboratories		23,000	1,165,870
Becton, Dickinson & Co.		10,000	1,521,500
			2,687,370
Hotels, Restaurants & Leisure	3.8%
McDonald’s Corp.		18,000	1,797,480
Household Products	3.8%
Procter & Gamble		23,500	1,802,450

See notes to Schedule of Investments.

6

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrial Conglomerates	7.4%
3M Company		10,000	$1,513,400
General Electric Co.		75,000	1,957,500
			3,470,900
IT Services	4.3%
International Business Machines Corp.		12,500	2,024,875
Media	4.3%
The Walt Disney Company		17,000	2,040,000
Oil & Gas Consumable Fuels	6.9%
Chevron Corp.		17,000	1,504,160
Exxon Mobil Corp.		22,000	1,742,620
			3,246,780
Pharmaceuticals	4.5%
Johnson & Johnson		21,000	2,104,410
Software	4.5%
Microsoft Corp.		45,000	2,101,500
Specialty Retail	3.5%
TJX Companies		24,000	1,675,680
TOTAL COMMON STOCKS
(Cost $26,424,041)			45,281,459

INVESTMENT COMPANIES*	4.1%
Northern Institutional Treasury Portfolio, 0.01%		1,949,480	1,949,480
TOTAL INVESTMENT COMPANIES
(Cost $1,949,480)			1,949,480

TOTAL INVESTMENTS
(Cost $28,373,521)	100.2%		47,230,939
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(105,559)
NET ASSETS	100.0%		$47,125,380

*	The interest rate presented are the rates in effect at July 31, 2015.
(a)	Non-income producing security.

See notes to Schedule of Investments.

7

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2015 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of July 31, 2015, the Trust is authorized to issue an unlimited number of shares in three separate series: the Ultra Short Mortgage Fund, the Short U.S. Government Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offers a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund.

A.    Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective

8

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2015 (Unaudited)

net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which may approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Trust’s Pricing Committee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Trust’s Pricing Committee to fair value the security or securities.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

9

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2015 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2015:

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages*	$-	$171,099,112	$-	$171,099,112
U.S. Government Obligations	-	4,048,149	-	4,048,149
Investment Companies	3,639,881	-	-	3,639,881
Total Investments	3,639,881	175,147,261	-	178,787,142
Short U.S. Government Fund
U.S. Government Agency Mortgages*	-	13,204,934	-	13,204,934
U.S. Government Obligations	-	199,909	-	199,909
Investment Companies	408,823	-	-	408,823
Total Investments	408,823	13,404,843	-	13,813,666
Large Cap Equity Fund
Common Stocks	45,281,459	-	-	45,281,459
Investment Companies	1,949,480	-	-	1,949,480
Total Investments	47,230,939	-	-	47,230,939

* Classifications as defined in the Schedule of Investments

As of July 31, 2015 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of July 31, 2015, based on levels assigned to securities as of October 31, 2014.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the Funds as of July 31, 2015.

FEDERAL INCOME TAX INFORMATION

As of July 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Portfolio	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$175,229,402	$3,754,662	$(196,922)	$3,557,740
AMF Short U.S. Government Fund	13,709,047	162,167	(57,548)	104,619
AMF Large Cap Equity Fund	28,373,521	19,806,654	(949,236)	18,857,418

10

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 25, 2015

By (Signature and Title)

/s/ Dana Gentile
Dana Gentile, President

Date: September 25, 2015